Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
EQUITY
Common shares, shares issued (in shares)	80,236,252	67,808,200
Common shares, shares outstanding (in shares)	80,236,252	67,808,200
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00